Cover	Oct. 07, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 07, 2026
Current Fiscal Year End Date	--03-31
Entity File Number	001-31747
Entity Registrant Name	UNIVERSAL SAFETY PRODUCTS, INC.
Entity Central Index Key	0000102109
Entity Tax Identification Number	52-0898545
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	11407 Cronhill Drive
Entity Address, Address Line Two	Suite A
Entity Address, City or Town	Owings Mills
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	21117
City Area Code	410
Local Phone Number	363-3000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	UUU
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	false